Financial Instruments by Category (Details) $ in Thousands, $ in Thousands		Jun. 30, 2019 ARS ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 ARS ($)
Investments in financial assets:
Investment in equity of public companies		$ 391,175		$ 313,789
Mutual funds		1,888,667		1,999,901
Bonds		4,242,885		5,721,746
Financial trusts				14,845
Derivative financial instruments
Futures contracts		5,612		73,679
Cash and cash equivalents:
Cash at banks and on hand		3,036,179		1,865,426
Short- term investments		1,162,808		3,802,301
Total		18,297,101		18,344,681
Liabilities as per statement of financial position
Trade and other payables (Note 17)		3,374,339		4,051,568
Derivative financial instruments
Futures contracts			$ 401
Bonds				410
Swaps of interest rate	[1]	26,956		72,261
Borrowings (excluding finance leases liabilities) (Note 18)		23,515,819		24,353,087
Total		26,917,515		28,477,326
Financial liabilities at amortized cost [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 17)	[2]	960,711		1,635,517
Derivative financial instruments
Futures contracts
Bonds	[2]
Swaps of interest rate	[1],[2]
Borrowings (excluding finance leases liabilities) (Note 18)	[2]	23,515,819		24,353,087
Total	[2]	24,476,530		25,988,604
Subtotal financial liabilities [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 17)		960,711		1,635,517
Derivative financial instruments
Futures contracts			401
Bonds				410
Swaps of interest rate	[1]	26,956		72,261
Borrowings (excluding finance leases liabilities) (Note 18)		23,515,819		24,353,087
Total		24,503,887		26,061,275
Non-financial liabilities [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 17)				2,416,051
Derivative financial instruments
Bonds
Swaps of interest rate	[1]
Borrowings (excluding finance leases liabilities) (Note 18)
Total				2,416,051
Subtotal financial assets [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)		2,543,209		2,224,838
Investments in financial assets:
Investment in equity of public companies		391,175		313,789
Mutual funds		1,888,667		1,999,901
Bonds		4,242,885		5,721,746
Financial trusts				14,845
Derivative financial instruments
Futures contracts		5,612		73,679
Cash and cash equivalents:
Cash at banks and on hand		3,036,179		1,865,426
Short- term investments		1,162,808		3,802,301
Total		13,270,535		16,016,525
Non-financial assets [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)		5,026,566		2,328,156
Investments in financial assets:
Investment in equity of public companies
Mutual funds
Bonds
Financial trusts
Derivative financial instruments
Futures contracts
Cash and cash equivalents:
Cash at banks and on hand
Short- term investments
Total		5,026,566		2,328,156
Non-financial liabilities [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 17)		2,413,628
Derivative financial instruments
Futures contracts
Swaps of interest rate	[1]
Borrowings (excluding finance leases liabilities) (Note 18)
Total		2,413,628
Level 1 [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)
Investments in financial assets:
Investment in equity of public companies		391,175		313,789
Mutual funds		1,452,587		1,999,901
Bonds		3,567,038		4,818,704
Financial trusts
Derivative financial instruments
Futures contracts
Cash and cash equivalents:
Cash at banks and on hand
Short- term investments		1,162,808		3,802,301
Total		6,573,608		10,934,695
Level 2 [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)
Investments in financial assets:
Investment in equity of public companies
Mutual funds		436,080
Bonds
Financial trusts
Derivative financial instruments
Futures contracts		5,612		73,679
Cash and cash equivalents:
Cash at banks and on hand
Short- term investments
Total		441,692		73,679
Liabilities as per statement of financial position
Trade and other payables (Note 17)
Derivative financial instruments
Bonds			$ 401	410
Swaps of interest rate		26,956		72,261	[1]
Borrowings (excluding finance leases liabilities) (Note 18)
Total		27,357		72,671
Level 3 [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)
Investments in financial assets:
Investment in equity of public companies
Mutual funds
Bonds		675,847		903,042
Financial trusts
Derivative financial instruments
Futures contracts
Cash and cash equivalents:
Cash at banks and on hand
Short- term investments
Total		675,847		903,042
Financial assets at amortized cost [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)	[2]	2,543,209		2,224,838
Investments in financial assets:
Investment in equity of public companies	[2]
Mutual funds	[2]
Bonds	[2]
Financial trusts	[2]			14,845
Derivative financial instruments
Futures contracts	[2]
Cash and cash equivalents:
Cash at banks and on hand	[2]	3,036,179		1,865,426
Short- term investments	[2]
Total	[2]	$ 5,579,388		$ 4,105,109

[1]	The maturity date is February 16, 2023 and it is associated with the loan obtained through its subsidiary, Panameriacan Mall S.A, to pay for the work that is being carried out at the Polo Dot (See Note 18).
[2]	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value.